DISTRIBUTIONS - Disclosure of Dividends (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Partnership distributions	[1]		$ (1,083)		$ (978)	$ (878)
Partnership preferred distributions	[1]		(51)		(49)	(41)
Distributions			$ (1,134)		$ (1,027)	$ (919)
Partnership distributions (usd per share)		$ 0.5375
Preferred unitholders (in dollars per share)			$ 0.97		$ 0.98	$ 0.97
Non-controlling interest— BIPC exchangeable shares
Disclosure of classes of share capital [line items]
Partnership distributions			$ (66)	[1]	$ 0	$ 0
Partnership preferred distributions	[1]		$ (3)
Partnership distributions (usd per share)			$ 1.94		$ 1.81	$ 1.69
Non-controlling interest— Exchange LP Units
Disclosure of classes of share capital [line items]
Partnership distributions	[1]		$ (4)		$ (4)	$ (2)
Partnership distributions (usd per share)			$ 1.94		$ 1.81	$ 1.69
Limited Partners
Disclosure of classes of share capital [line items]
Partnership distributions	[1]		$ (588)		$ (575)	$ (520)
Partnership preferred distributions	[1]		$ (35)		$ (33)	$ (29)
Partnership distributions (usd per share)			$ 1.94		$ 1.81	$ 1.69
General partner
Disclosure of classes of share capital [line items]
Partnership distributions	[1]		$ (185)		$ (158)	$ (140)
Partnership distributions (usd per share)			$ 1.94		$ 1.81	$ 1.69
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield
Disclosure of classes of share capital [line items]
Partnership distributions	[1]		$ (240)		$ (241)	$ (216)
Partnership preferred distributions	[1]		$ (13)		$ (16)	$ (12)
Partnership distributions (usd per share)			$ 1.94		$ 1.81	$ 1.69

[1]	Refer to Note 28, Distributions.